Expense Example - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555